Subsequent Events (Narrative) (Details)			1 Months Ended	12 Months Ended
	Jun. 24, 2024 CAD ($)	Jun. 12, 2024 $ / shares	Jan. 17, 2024	Jun. 12, 2024 Shares $ / shares	Apr. 30, 2024 CAD ($) Shares $ / shares	Apr. 30, 2023 CAD ($) Shares $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Net smelter royalty			100.00%
Proceeds from exercise of warrants | $					$ 1,042,597	$ 386,221
Number of options exercised | Shares					782,250	775,347
Exercise price of options exercised | $ / shares					$ 1.38	$ 0.41
Proceeds from exercise of options | $					$ 1,083,250	$ 318,000
Stock options granted | Shares					4,500,000	2,720,000
Exercise price of stock options granted | $ / shares					$ 1.57	$ 1.63
Spin out of Vizsla Royalties Corp. [Member]
Disclosure of non-adjusting events after reporting period [line items]
Loan amount | $	$ 3,500,000
Net smelter royalty	2.00%
Proceeds from private placement | $	$ 3,000,000
Subsequent Events [Member] | Warrants [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments exercised | Shares					6,016,614
Exercise price of instruments exercised | $ / shares					$ 1.81
Proceeds from exercise of warrants | $					$ 10,877,977
Subsequent Events [Member] | Options [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of options exercised | Shares					2,676,508
Exercise price of options exercised | $ / shares					$ 1.05
Proceeds from exercise of options | $					$ 2,805,493
Stock options granted | Shares				6,050,000
Exercise price of stock options granted | $ / shares				$ 2.26
Subsequent Events [Member] | Restricted share units [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of instruments exercised | Shares					113,311
Exercise price of instruments exercised | $ / shares					$ 1.6
Number of other equity instruments granted | Shares				775,000
Fair value of each restricted share unit | $ / shares		$ 2.34